Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost		$ 8,446	$ 7,232
Accumulated benefit obligation for pension plan		439,458	490,108
Actuarial (gain) loss	$ (2,354)
Gain on curtailment	$ 853
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit)		1,875
Reclassification of non-service costs			9,035
Pension Plans
Employee Benefits Disclosure [Line Items]
Actuarial (gain) loss		(29,845)	35,696
Gain on curtailment		(1,875)	(849)
Expected employer contributions for next year		20,137
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Actuarial (gain) loss		(14,800)	10,263
Gain on curtailment		0	$ (4)
Expected employer contributions for next year		$ 5,562